Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Inventories by category

	December 31,
	2017	2016
	(€ in thousands)
Raw materials and merchandise	3,017	1,850
Work in progress	6,522	9,363
Total	9,539	11,213